Sullivan & Worcester LLP 1666 K Street, NW Washington, DC 20006	T 202 775 1200 F 202 293 2275 www.sandw.com

February 14, 2014

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Metropolitan Series Fund

Registration Statement on Form N-1A

File No. 002-80751

CIK - 0000710826

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, please accept for filing Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of Metropolitan Series Fund (the “Trust”). The purpose of this filing is to update the disclosures regarding the Trust’s BlackRock Diversified Portfolio (now known as WMC Balanced Portfolio) and Davis Venture Value Portfolio (now known as WMC Core Equity Opportunities Portfolio), in connection with a change in subadviser for each Portfolio.

The Registration Statement contains the Prospectuses and the Trust’s Statement of Additional Information, to be dated April 28, 2014, for the WMC Balanced Portfolio and WMC Core Equity Opportunities Portfolio.

This filing also contains appropriate exhibits. Updates to certain information for the Trust’s other Portfolios will be included in a Rule 485(b) amendment filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.